Note 7 - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015
Commercial And Industrial [Member]
Individually evaluated for impairment					$ 149	$ 388
Collectively evaluated for impairment					335	479
Total ending allowance balance	$ 484	$ 610	$ 484	$ 642	484	867
ALLL balance, period start	583	493	867	642
Charge-offs	(3)		(123)	(96)
Recoveries	9	21	47	181
Provision	(105)	96	(307)	(117)
ALLL balance, period end	484	610	484	610
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment					34	130
Collectively evaluated for impairment					125	146
Total ending allowance balance	159	363	159	868	159	276
ALLL balance, period start	247	494	276	868
Charge-offs				(385)
Recoveries
Provision	(88)	(131)	(117)	(120)
ALLL balance, period end	159	363	159	363
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment					30	276
Collectively evaluated for impairment					2,758	2,863
Total ending allowance balance	2,788	3,347	2,788	3,703	2,788	3,139
ALLL balance, period start	2,716	3,459	3,139	3,703
Charge-offs	(202)	(109)	(244)	(300)
Recoveries	28	65	31	77
Provision	246	(68)	(138)	(133)
ALLL balance, period end	2,788	3,347	2,788	3,347
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment					112	39
Collectively evaluated for impairment					2,797	2,039
Total ending allowance balance	2,909	1,978	2,909	1,576	2,909	2,078
ALLL balance, period start	2,783	1,958	2,078	1,576
Charge-offs	(70)	(87)	(70)	(87)
Recoveries	140		140
Provision	56	107	761	489
ALLL balance, period end	2,909	1,978	2,909	1,978
Consumer Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment					26	25
Total ending allowance balance	26	48	26	57	26	25
ALLL balance, period start	28	43	25	57
Charge-offs		(3)	(15)	(11)
Recoveries	2	12	5	16
Provision	(4)	(4)	11	(14)
ALLL balance, period end	26	48	26	48
Individually evaluated for impairment					325	833
Collectively evaluated for impairment					6,041	5,552
Total ending allowance balance	6,366	6,346	6,366	6,846	$ 6,366	$ 6,385
ALLL balance, period start	6,357	6,447	6,385	6,846
Charge-offs	(275)	(199)	(452)	(879)
Recoveries	179	98	223	274
Provision	105		210	105
ALLL balance, period end	$ 6,366	$ 6,346	$ 6,366	$ 6,346